12. Related parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfKeyManagementPersonnelCompensationLineItems [Line Items]
Base salary	R$ 55,179	R$ 37,661	R$ 33,163
Variable compensation	15,083	26,813	16,684
Stock option plan	29,267	24,405	22,545
Total	R$ 99,529	R$ 88,879	R$ 72,392
Percent share-based payment over the total	29.40%	27.50%	31.10%
Board of directors
DisclosureOfKeyManagementPersonnelCompensationLineItems [Line Items]
Base salary	R$ 12,256	R$ 5,797	R$ 7,128
Variable compensation	0	0	0
Stock option plan	0	0	0
Total	12,256	5,797	7,128
Executive officers
DisclosureOfKeyManagementPersonnelCompensationLineItems [Line Items]
Base salary	42,695	31,408	26,035
Variable compensation	15,083	26,813	16,684
Stock option plan	29,267	24,405	22,545
Total	87,045	82,626	65,264
Fiscal Council
DisclosureOfKeyManagementPersonnelCompensationLineItems [Line Items]
Base salary	228	456	0
Variable compensation	0	0	0
Stock option plan	0	0	0
Total	R$ 228	R$ 456	R$ 0